December 12, 2014

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds (the “Trust”) (File Nos. 333-62270 and 811-10399)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that (i) the Prospectus for the Henderson International Long/Short Equity Fund and (ii) the Statement of Additional Information for the Henderson International Long/Short Equity Fund do not differ from those contained in Post-Effective Amendment No. 87 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (Amendment No. 89 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on December 8, 2014 (Accession # 0000891804-14-001152).

If you have any questions concerning this filing, you may contact me at (617) 662-3153.

Very truly yours,

/s/ Timothy J. Burdick
Timothy J. Burdick
Assistant Vice President and Associate Counsel

cc:           C. Yarbrough